Lease - Supplemental cash flow information (Details) - 12 months ended Dec. 31, 2019 ¥ in Thousands, $ in Thousands	USD ($)	CNY (¥)
Lease
Operating cash outflows from operating leases		¥ 482,782
Operating cash outflows from finance leases (interest payments)		5,969
Financing cash outflows from finance leases	$ 6,308	43,916
Right-of-use assets obtained in exchange for operating lease liabilities		¥ 777,169